Cover	Dec. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2024
Entity File Number	000-52983
Entity Registrant Name	VGTel, Inc.
Entity Central Index Key	0001355451
Entity Tax Identification Number	01-0671426
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	3400 Pan American Drive, #83
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(561)
Local Phone Number	318-1903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false